UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

SEMI-ANNUAL REPORT DECEMBER 31, 2022 (UNAUDITED)

8000 Town Centre Drive, Suite 400 | Broadview Heights, Ohio 44147
OFFICE 888.350.3369 or 440.922.0066 | **FAX** 440.526.4446 | www.azzadfunds.com
Azzad Asset Management, Inc. | Adviser to the Azzad Funds | 888.86.AZZAD (888.862.9923)

AZZAD ETHICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2022 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2022

	Azzad Ethical Fund	Russell MidCap Growth Index
Six Months	5.04%	6.20%
1 Year	-27.82%	-26.72%
3 Year	3.50%	3.85%
5 Year	6.87%	7.64%
10 Year	9.17%	11.41%
Since Inception (1)	5.69%	7.60%

(1) December 22, 2000.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Ethical Fund distributions or the redemption of Ethical Fund shares.  Current performance of the Ethical Fund may be lower or higher than the performance quoted.  The Ethical Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The total annual operating expenses, before any fees waived, were 1.12% for the Ethical Fund per the prospectus that was filed on November 1, 2022.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/31/2012 and the value of the account on 12/31/2022. Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Semi-Annual Report | 1

AZZAD WISE CAPITAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2022 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2022

	Azzad Wise Capital Fund	ICE BofAML US Corp&Govt 1-3 Yr Index
Six Months	0.81%	-0.60%
1 Year	-3.37%	-3.77%
3 Year	0.67%	-0.32%
5 Year	1.45%	0.93%
10 Year	1.59%	0.89%
Since Inception (1)	1.74%	1.09%

(1) April 6, 2010

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Wise Fund distributions or the redemption of Wise Fund shares.  Current performance of the Wise Fund may be lower or higher than the performance quoted.  The Wise Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The total annual operating expenses, before any fees waived, were 0.98% for the Wise Fund per the prospectus that was filed on November 1, 2022.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

The ICE BofAML US Corp&Gov’t 1-3 Yr Index is comprised of short-term bond funds having durations between one and three and half years, thus making them attractive to fairly conservative investors. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporations. On rare occasions, they may even invest in more speculative high-yield and emerging-markets debt.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/31/2012 and the value of the account on 12/31/2022.  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Semi-Annual Report | 2

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Ethical Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology, 37.04%
Basic Materials, 0.54%
Communication Services, 4.52%
Consumer Cyclical, 12.72%
Consumer Defensive, 1.63%
Financial Services, 1.36%
Healthcare, 21.74%
Industrials, 15.50%
Real Estate, 4.95%

The following chart gives a visual breakdown of the Ethical Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Technology, 34.73%
Other Assets Less Liabilities, 6.24%
Basic Materials, 0.51%
Communication Services, 4.24%
Consumer Cyclical, 11.93%
Consumer Defensive, 1.53%
Financial Services, 1.27%
Healthcare, 20.38%
Industrials, 14.53%
Real Estate, 4.64%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

* See Note 7 for additional disclosures.

Semi-Annual Report | 3

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Wise Fund by the security types the underlying securities represent as a percentage of the portfolio of investments.

The following chart gives a visual breakdown of the Wise Fund by the security types the underlying securities represent as a percentage of net assets.

Portfolio allocations are subject to change.

Semi-Annual Report | 4

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 93.76%

Aircraft & Parts - 1.62%
15,271	HEICO Corp. Class A	$ 1,830,229

Apparel & Other Finished Products of Fabrics & Similar Material - 2.31%
78,860	Levi Strauss & Co. Class A	1,223,907
4,319	Lululemon Athletica, Inc. (Canada) *	1,383,721
		2,607,628
Biological Products (No Diagnostic Substances) - 4.62%
18,584	Bio-Techne Corp.	1,540,242
11,378	Repligen Corp. *	1,926,409
13,659	Seagen, Inc. *	1,755,318
		5,221,969
Computer Communications Equipment - 3.13%
29,161	Arista Networks, Inc. *	3,538,687

Dental Equipment & Supplies - 1.48%
49,709	Envista Holdings Corp. *	1,673,702

Electrical Work - 2.09%
16,567	Quanta Services, Inc.	2,360,798

Electronic Components & Accessories - 0.96%
10,045	Universal Display Corp.	1,085,262

Electronic Connectors - 1.10%
16,332	Amphenol Corp. Class A	1,243,519

General Industrial Machinery & Equipment - 0.88%
3,878	Zebra Technologies Corp. Class A *	994,358

Household Appliances - 1.52%
30,071	A.O. Smith Corp.	1,721,264

Industrial Instruments for Measurement, Display & Control - 2.40%
15,830	Keysight Technologies, Inc. *	2,708,038

Instruments for Measuring & Testing of Electricity & Electric Signals - 2.15%
27,876	Teradyne, Inc.	2,434,969

Laboratory Analytical Instruments - 1.69%
12,731	Agilent Technologies, Inc.	1,905,194

Lumber & Wood Products (No Furniture) - 1.14%
30,302	Trex Co., Inc. *	1,282,684

Measuring & Controlling Devices - 1.21%
27,061	Trimble, Inc. *	1,368,204

Metalworking Machinery & Equipment - 0.25%
1,977	Lincoln Electric Holdings, Inc.	285,657

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.51%
1,694	Martin Marietta Materials, Inc.	$ 572,521

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.86%
7,190	Novanta, Inc. *	976,905

Motors & Generators - 0.81%
9,123	Generac Holdings, Inc. Class A *	918,321

Ophthalmic Goods - 1.07%
31,121	National Vision Holdings, Inc. *	1,206,250

Optical Instruments & Lenses - 1.49%
4,479	KLA Corp.	1,688,717

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.10%
20,725	Edwards Lifesciences Corp. *	1,546,292
7,401	Intuitive Surgical, Inc. *	1,963,855
		3,510,147
Pharmaceutical Preparations - 1.79%
47,713	Genmab A/S ADR *	2,022,077

Pumps & Pumping Equipment - 1.31%
6,505	IDEX Corp.	1,485,287

Retail-Auto Dealers & Gasoline Stations - 1.55%
28,686	Copart, Inc. *	1,746,691

Retail-Building Materials, Hardware, Garden Supply - 2.06%
49,286	Fastenal Co.	2,332,214

Retail-Eating Places - 3.03%
2,473	Chipotle Mexican Grill, Inc. Class A *	3,431,263

Retail-Lumber & Other Building Materials Dealers - 0.89%
14,438	Floor & Decor Holdings, Inc. Class A *	1,005,318

Rubber & Plastics Footwear - 0.74%
48,709	On Holding AG Class A (Switzerland) *	835,847

Semiconductors & Related Devices - 6.67%
10,759	Advanced Micro Devices, Inc. *	696,860
42,571	Marvell Technology Group Ltd. (Bermuda)	1,576,830
31,522	Microchip Technology, Inc.	2,214,420
8,640	Monolithic Power Systems, Inc.	3,055,190
		7,543,300
Services-Business Services - 5.50%
67,899	Costar Group, Inc. *	5,247,235
8,137	Etsy, Inc. *	974,650
		6,221,885
Services-Commercial Physical & Biological Research - 1.08%
5,607	Charles River Laboratories International, Inc. *	1,221,765

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Services-Computer Programming, Data Processing, Etc. - 6.00%
3,581	Factset Research Systems, Inc.	$ 1,436,733
18,712	Five9, Inc. *	1,269,796
81,889	Pinterest, Inc. Class A *	1,988,265
15,216	Shutterstock, Inc.	802,188
28,761	The Trade Desk, Inc. Class A *	1,289,356
		6,786,338
Services-Computer Processing & Data Preparation - 0.52%
3,481	Workday, Inc. Class A	582,476

Services-Miscellaneous Amusement & Recreation - 1.48%
7,038	Vail Resorts, Inc.	1,677,507

Services-Prepackaged Software - 12.82%
3,027	Atlassian Corp. PLC Class A (United Kingdom) *	389,514
19,588	Cadence Design Systems, Inc. *	3,146,616
11,225	Crowdstrike Holdings, Inc. Class A *	1,181,880
19,566	Docusign, Inc. *	1,084,348
16,394	Electronic Arts, Inc.	2,003,019
13,479	EngageSmart, Inc. *	237,230
1,060	HubSpot, Inc. *	306,478
6,819	Paycom Software, Inc. *	2,116,004
5,332	Tyler Technologies, Inc. *	1,719,090
1,435	Veeva Systems, Inc. Class A *	231,580
15,268	Workiva, Inc. *	1,282,054
26,569	ZoomInfo Technologies, Inc. *	799,993
		14,497,806
Sugar & Confectionery Products - 1.53%
7,472	Hershey Co.	1,730,291

Surgical & Medical Instruments & Apparatus - 4.71%
37,665	DexCom, Inc. *	4,265,185
4,504	West Pharmaceutical Services, Inc. Class C	1,060,016
		5,325,201
Switchgear & Switchboard Apparatus - 0.92%
4,746	Littelfuse, Inc.	1,045,069

Trucking (No Local) - 1.74%
6,915	Old Dominion Freight Line, Inc.	1,962,339

Wholesale-Miscellaneous Durable Goods - 1.11%
4,140	Pool Corp.	1,251,646

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.92%
28,978	Hologic, Inc. *	2,167,844

TOTAL FOR INVESTMENTS (Cost $99,023,855) ** - 93.76%		106,007,187

OTHER ASSETS LESS LIABILITIES, NET - 6.24%		7,052,323

NET ASSETS - 100.00%		$113,059,510

* Non-income producing securities during the period.

** Refer to Note 8 for Tax Cost.

AG - Abbreviation for the German word Aktiengesellschaft.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par		Fair Value

COMMON STOCKS - 6.64%

Arrangement of Transportation of Freight & Cargo - 0.18%
3,601	Expeditors International of Washington, Inc.	$ 374,216

Beverages - 0.38%
6,174	The Coca-Cola Co.	392,728
2,305	PepsiCo, Inc.	416,421
		809,149
Construction, Mining & Materials Handling Machinery & Equipment - 0.17%
2,586	Dover Corp.	350,170

Converted Paper & Paperboard Products - 0.18%
2,762	Kimberly-Clark Corp.	374,941

Electric Services - 0.20%
5,141	Nextera Energy, Inc.	429,788

Electromedical & Electrotherapeutic Apparatus - 0.13%
3,501	Medtronic PLC (Ireland)	272,098

Electronic & Other Electrical Equipment - 0.20%
4,327	Emerson Electric Co.	415,652

Fabricated Rubber Products - 0.16%
1,422	West Pharmaceutical Services, Inc.	334,668

General Industrial Machinery & Equipment - 0.18%
1,773	Illinois Tool Works, Inc.	390,592

Household Appliances - 0.19%
7,132	A.O. Smith Corp.	408,236

Industrial Inorganic Chemicals - 0.43%
1,502	Air Products & Chemicals, Inc.	463,007
1,398	Linde AG PLC (Ireland)	456,000
		919,007
Industrial Instruments for Measurement, Display, and Control - 0.18%
892	Roper Technologies, Inc.	385,424

Men's & Boy's Furnishings - 0.30%
1,070	Cintas Corp.	483,233
5,812	VF Corp.	160,469
		643,702
Miscellaneous Food Preparations & Kindred Products - 0.16%
4,083	McCormick & Company, Inc.	338,440

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.15%
2,496	PPG Industries, Inc.	313,847

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par		Fair Value

Perfumes, Cosmetics & Other Toilet Preparations - 0.18%
4,751	Colgate-Palmolive Co.	$ 374,331

Pharmaceutical Preparations - 0.37%
3,436	Abbott Laboratories	377,238
2,319	Johnson & Johnson	409,651
		786,889
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.37%
3,596	Albemarle Corp.	779,829

Retail-Building Materials, Hardware, Garden Supply - 0.18%
1,569	The Sherwin-Williams Co.	372,371

Retail-Lumber & Other Building Materials - 0.21%
2,186	Lowe's Companies, Inc.	435,539

Retail-Variety Stores - 0.14%
1,933	Target Corp.	288,094

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.50%
4,772	Church & Dwight Co., Inc.	384,671
2,036	Ecolab, Inc.	296,360
2,513	The Procter Gamble Co.	380,870
		1,061,901
Special Industry Machinery (No Metalworking Machinery) - 0.14%
6,670	Pentair PLC (Ireland)	300,017

Specialty Cleaning, Polishing & Sanitation Preparations - 0.16%
2,400	The Clorox Co.	336,792

Steel Works, Blasts Furnaces & Rolling Mills (Coke Ovens) - 0.23%
3,699	Nucor Corp.	487,565

Surgical & Medical Instruments & Apparatus - 0.31%
2,417	3M Co.	289,847
1,440	Becton, Dickinson & Co.	366,192
		656,039
Wholesale-Durable Goods - 0.23%
893	W.W. Grainger, Inc.	496,731

Wholesale-Groceries & Related Products - 0.16%
4,487	Sysco Corp.	343,031

Wholesale-Motor Vehicle Supplies & New Parts - 0.27%
3,268	Genuine Parts Co.	567,031

TOTAL FOR COMMON STOCKS (Cost $9,725,648) - 6.64%		14,046,090

REAL ESTATE INVESTMENT TRUSTS - 0.28%
1,162	Essex Property Trust, Inc.	246,251
5,477	Realty Income Corp.	347,406
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $697,475) - 0.28%		593,657

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par		Fair Value

SUKUKS - 66.90%

Banks - 11.95%
6,300,000	AHB Sukuk, Ltd., 4.375%, 09/19/2023 (United Arab Emirates)	$ 6,248,624
1,000,000	AUB Sukuk, Ltd., Unsecd. Note, Series EMTN, 2.615%, 09/09/2026 (Bahrain)	901,964
3,000,000	DIB Sukuk, Ltd., Sr. Unsecd. Note, 3.625%, 02/06/2023 (United Arab Emirates)	2,995,164
3,000,000	DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025 (United Arab Emirates)	2,865,906
2,000,000	KIB Sukuk Ltd., Sub., 2.375%, 11/30/2030 (Kuwait)	1,828,470
1,500,000	QIB Sukuk, Ltd., Unsecd. Note, Series EMTN, 3.982%, 03/26/2024 (Qatar)	1,475,558
3,000,000	QIIB Senior Sukuk, Ltd., Unsecd. Note, REGS, 4.264%, 03/05/2024 (Qatar)	2,960,571
6,000,000	SIB Sukuk Co. III Ltd. Unsecd. Note, 4.231%, 04/18/2023 (United Arab Emirates)	5,983,650
		25,259,907
Basic Materials - 3.15%
6,785,000	Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)	6,667,212

Communications Equipment - 3.06%
4,600,000	Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)	4,497,121
2,000,000	ICD Sukuk Co. Ltd., 5.000%, 02/01/2027 (United Arab Emirates)	1,978,916
		6,476,037
Energy - 3.66%
1,000,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, REGS, 0.946%, 06/17/2024 (Saudi Arabia)	941,686
6,500,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Saudi Arabia) (1)	6,107,400
800,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Saudi Arabia) (1)	682,858
		7,731,944
Financial Services - 3.50%
5,440,000	FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (United Arab Emirates)	5,424,784
2,000,000	MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (United Arab Emirates)	1,970,250
		7,395,034
Food and Beverage - 1.40%
3,000,000	Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Saudi Arabia)	2,967,438

Home Construction - 5.16%
6,000,000	Aldar Sukuk Ltd., 4.750%, 09/29/2025 (United Arab Emirates)	5,910,090
5,200,000	Esic Sukuk Ltd., 3.939%, 07/30/2024 (United Arab Emirates)	5,005,988
		10,916,078
Real Estate - 4.66%
2,800,000	Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Saudi Arabia)	2,797,088
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)	1,473,219

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par		Fair Value

Real Estate - (Continued)
1,000,000	DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (1)	$ 947,920
4,700,000	EMG Sukuk Ltd., 4.564%, 06/18/2024 (United Arab Emirates)	4,643,952
		9,862,179
Sovereigns - 21.24%
2,000,000	CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)	1,994,238
500,000	CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)	506,380
1,500,000	CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)	1,513,731
1,500,000	CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (1)	1,434,390
1,000,000	CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)	890,716
1,000,000	Hazine Mustesarligi, Series REGS, 5.004%, 04/06/2023 (Turkey)	997,086
1,000,000	Hazine Mustesarligi, REGS, 5.004%, 04/06/2023 (Turkey)	1,000,896
1,000,000	Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (1)	913,660
2,500,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)	2,453,600
2,000,000	Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman)	1,969,336
2,500,000	Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (1)	2,534,970
1,000,000	Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (1)	967,700
2,500,000	Perusahaan Pener Indois Sukuk, Series 144A, 2.300%, 06/23/2025 (Indonesia) (1)	2,363,750
3,800,000	Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia)	3,592,900
3,800,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia) (1)	3,752,500
1,685,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (1)	1,651,300
3,500,000	Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.900%, 08/20/2024 (Indonesia)	3,456,250
2,500,000	Ras al-Khaimah, 3.094%, 03/31/2025 (United Arab Emirates)	2,413,670
3,000,000	Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (United Arab Emirates)	2,871,375
2,800,000	Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (United Arab Emirates)	2,737,904
2,000,000	SOQ Sukuk, Q.S.C., 3.241%, 01/18/2023 (Qatar)	1,998,026
2,000,000	Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia)	1,939,519
1,000,000	Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)	968,217
		44,922,114
Supranationals - 1.59%
2,500,000	IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Supranational)	2,367,725
1,000,000	IDB Trust Services, Ltd. REGS, 3.389%, 09/26/2023 (Supranational)	986,990
		3,354,715
Transportation & Logistics - 2.87%
6,100,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (United Arab Emirates)	6,057,861

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par				Fair Value

Utilities - 3.63%
1,890,000	Saudi Electricity Global, REGS 3.473%, 04/08/2023 (Saudi Arabia)			$ 1,876,116
2,980,000	Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			3,005,333
3,000,000	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			2,784,585
				7,666,034
Wireline Telecommunications Services - 1.03%
2,300,000	Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (1)			2,186,357

TOTAL FOR SUKUKS (Cost $147,787,856) - 66.90%				141,462,910

TRADE FINANCE AGREEMENTS - 3.82% (2) (5)
Shares/Par		Acquisition Date (2)	Cost (2)	Fair Value
Energy - Oil Refining and Marketing - 3.82%
2,465,853	African Export Import Bank DD1, 2.462% (4-month US LIBOR +1.000%), 03/09/2023 (Egypt) (3)	03/09/2022	$ 2,459,853	$ 2,432,071
534,147	African Export Import Bank DD2, 5.119% (4-month US LIBOR +1.000%), 09/05/2023 (Egypt) (3)	09/06/2022	534,147	526,829
479,418	Government of Bangladesh DD1, 5.789%, (6-month US LIBOR +2.500%), 05/30/2023 (Bangladesh)	11/23/2022	479,418	478,124
1,269,232	Government of Bangladesh DD2, 5.808%, (6-month US LIBOR +2.500%), 06/12/2023 (Bangladesh)	12/08/2022	1,269,232	1,265,805
41,490	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 01/03/2023 (Egypt) (3)	01/04/2022	41,490	40,768
81,403	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 01/05/2023 (Egypt) (3)	01/06/2022	81,403	81,305
130,570	Government of Egypt, 2.475%-3.680%, (12-month US LIBOR +2.500%), 01/09/2023 (Egypt) (3)	01/11/2022-01/12/2022	130,570	129,133
40,826	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 01/13/2023 (Egypt) (3)	01/13/2022	40,826	40,116
192,549	Government of Egypt, 2.475%-3.680%, (12-month US LIBOR +2.500%), 01/17/2023 (Egypt) (3)	01/04/2022-01/18/2022	192,549	189,289
7,387	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 01/19/2023 (Egypt) (3)	01/20/2022	7,387	7,379
43,175	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 01/20/2023 (Egypt) (3)	01/21/2022	43,175	42,423
242,629	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 01/23/2023 (Egypt) (3)	01/27/2022-02/24/2022	242,629	242,339
87,135	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 01/26/2023 (Egypt) (3)	01/27/2022	87,135	85,618

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par
Energy - Oil Refining and Marketing – (Continued)		Acquisition Date (2)	Cost (2)	Fair Value
42,571	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 01/30/2023 (Egypt) (3)	01/31/2022	$ 42,571	$ 41,830
41,850	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/02/2023 (Egypt) (3)	02/03/2022	41,850	41,122
85,470	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/03/2023 (Egypt) (3)	02/04/2022	85,470	83,984
33,836	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/06/2023 (Egypt) (3)	02/08/2022	33,836	33,246
86,920	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/09/2023 (Egypt) (3)	02/10/2022	86,920	85,408
146,341	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/13/2023 (Egypt) (3)	02/14/2022-02/17/2022	146,341	143,795
43,550	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/17/2023 (Egypt) (3)	02/17/2022	43,550	42,793
85,087	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/21/2023 (Egypt) (3)	02/18/2022	85,087	83,607
37,614	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/23/2023 (Egypt) (3)	01/27/2022	37,614	36,960
88,478	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 02/27/2023 (Egypt) (3)	02/28/2022-03/01/2022	88,478	86,939
82,777	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 03/06/2023 (Egypt) (3)	03/07/2022-03/09/2022	82,777	82,678
14,297	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 03/09/2023 (Egypt) (3)	03/14/2022	14,297	14,048
137,588	Government of Egypt, 2.475%-3.680%, (12-month US LIBOR +2.500%), 03/10/2023 (Egypt) (3)	03/11/2022	137,588	136,712
115,682	Government of Egypt, 2.475%-3.680%, (12-month US LIBOR +2.500%), 03/13/2023 (Egypt) (3)	03/14/2022-03/16/2022	115,682	113,880
108,081	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 03/20/2023 (Egypt) (3)	03/21/2022-03/23/2022	108,081	106,199
31,176	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 03/27/2023 (Egypt) (3)	03/29/2022	31,176	30,634
25,882	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 03/30/2023 (Egypt) (3)	03/31/2022	25,882	25,432
77,717	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 04/03/2023 (Egypt) (3)	04/06/2022	77,717	76,365
15,910	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 05/11/2023 (Egypt) (3)	05/10/2022	15,910	15,633
75,497	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 05/12/2023 (Egypt) (3)	05/13/2022	75,497	74,181
13,721	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 05/22/2023 (Egypt) (3)	05/23/2022	13,721	13,483
37,693	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/02/2023 (Egypt) (3)	06/03/2022	37,693	37,036

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par
Energy - Oil Refining and Marketing – (Continued)		Acquisition Date (2)	Cost (2)	Fair Value
39,072	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/05/2023 (Egypt) (3)	06/07/2022	$ 39,072	$ 38,392
38,925	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/09/2023 (Egypt) (3)	06/10/2022	38,925	38,248
150,980	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/16/2023 (Egypt) (3)	06/16/2022	150,980	148,353
118,562	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/20/2023 (Egypt) (3)	06/21/2022	118,562	116,499
106,808	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/22/2023 (Egypt) (3)	06/23/2022	106,808	104,950
40,720	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/23/2023 (Egypt) (3)	06/24/2022	40,720	40,011
99,575	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/26/2023 (Egypt) (3)	06/27/2022	99,575	97,843
23,149	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 06/30/2023 (Egypt) (3)	06/30/2022	23,149	22,746
109,818	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 07/03/2023 (Egypt) (3)	07/05/2022	109,818	107,908
27,641	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 07/13/2023 (Egypt) (3)	07/15/2022	27,641	27,160
25,863	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 07/17/2023 (Egypt) (3)	07/21/2022	25,863	25,413
4,247	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 07/21/2023 (Egypt) (3)	07/21/2022	4,247	4,174
48,263	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 09/01/2023 (Egypt) (3)	09/01/2022	48,263	47,422
24,537	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 09/07/2023 (Egypt) (3)	09/08/2022	24,537	24,110
138,905	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 09/18/2023 (Egypt) (3)	09/19/2022- 09/20/2022	138,905	136,487
3,095	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 09/21/2023 (Egypt) (3)	09/22/2022	3,095	3,041
24,235	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 09/25/2023 (Egypt) (3)	09/27/2022	24,235	23,814
48,335	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 10/06/2023 (Egypt) (3)	10/07/2022	48,335	47,495
4,094	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 10/10/2023 (Egypt) (3)	10/10/2022- 10/11/2022	4,094	4,022
2,832	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 10/12/2023 (Egypt) (3)	10/13/2022	2,832	2,783
534	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 10/23/2023 (Egypt) (3)	10/26/2022	534	524
2,467	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 11/02/2023 (Egypt) (3)	11/03/2022	2,467	2,424
40,082	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 11/09/2023 (Egypt) (3)	11/10/2022	40,082	39,384

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares/Par
Energy - Oil Refining and Marketing – (Continued)		Acquisition Date (2)	Cost (2)	Fair Value
175	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 11/20/2023 (Egypt) (3)	11/21/2022	$ 175	$ 172
1,098	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 11/24/2023 (Egypt) (3)	11/23/2022	1,098	1,079
			8,161,564	8,071,618

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $8,161,564) - 3.82%			$8,161,564	$ 8,071,618

BANK TIME DEPOSITS - 18.46% (4)
12,203,365	Arab Banking Corp., NY Branch, 3.210% - 5.180%, 02/06/2023 – 05/15/2023 (Bahrain)			12,203,365
8,057,249	Gulf International Bank (UK), 3.550% - 4.250%, 01/11/2023 - 03/28/2023 (Bahrain)			8,057,249
8,533,293	Maybank Islamic Bank, 4.130% - 5.130%, 01/05/2023 - 03/22/2023 (Malaysia)			8,533,293
10,243,548	Qatar National Bank, 3.900% - 5.470%, 01/06/2023 - 06/20/2023 (Qatar)			10,243,548
TOTAL FOR BANK TIME DEPOSITS (Cost $39,037,455) - 18.46%				39,037,455

TOTAL FOR INVESTMENTS (Cost $205,409,998) ** - 96.10%				203,211,730

OTHER ASSETS LESS LIABILITIES, NET - 3.90%				8,245,387

NET ASSETS - 100.00%				$211,457,117

** Refer to Note 8 for Tax Cost.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2022 these liquid restricted securities amount to $26,887,121, which represented 12.71% of total net assets.

(2) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales; or (c) is considered an illiquid security as defined by the Investment Company Act of 1940. At December 31, 2022, these restricted and/or illiquid securities amounted to $8,071,618, which represented 3.82% of total net assets and are level 3 securities.

(3) Floating/variable note with current rate and current maturity or next reset date shown.

(4) Variable rate instrument, varying maturity dates ranging from one month to twelve months; 7 day demand redemption clause per deposit.

(5) Trade Finance Agreement rates shown are net of ITFC Mudarib Fee which range from 1% - 10%, depending on the agreement.

LIBOR – London Inter-Bank Offered Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. The use of LIBOR as a benchmark is in transition and will cease on June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

AZZAD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

AZZAD FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2022 (UNAUDITED)

Azzad Ethical Fund	Azzad Wise Capital Fund
Investment Income:		
Dividends	$ 227,600	$ 156,749
Sukuk Income	-	1,940,392
Other Income from Underlying Investments	-	643,372
Total Investment Income	227,600	2,740,513
Expenses:		
Advisory	463,172	856,877
Distribution	86,845	53,555
Legal	10,870	11,760
Transfer Agent	41,093	41,694
Audit	6,905	8,418
Registration and Filing Fees	19,619	24,244
Administrative	4,536	4,536
Custody	12,335	37,875
Printing	4,006	1,552
Trustee	2,890	3,025
Miscellaneous	14,827	13,225
Insurance	282	636
Total Expenses	667,380	1,057,397
Fees Waived by the Adviser	(94,205)	(104,121)
Net Expenses	573,175	953,276
Net Investment Income (Loss)	(345,575)	1,787,237
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:		
Realized Gain on Investments and Foreign Currency Transactions	631,572	135,020
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	5,040,531	(316,536)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	5,672,103	(181,516)
Net Increase in Net Assets Resulting from Operations	$ 5,326,528	$ 1,605,721

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

AZZAD ETHICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

AZZAD WISE CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

AZZAD ETHICAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended	For the Years Ended				
	12/31/2022	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 13.05	$ 20.13	$ 15.57	$ 14.84	$ 14.18	$ 13.88
Income From Investment Operations:						
Net Investment Income (Loss) *	(0.04)	(0.12)	(0.12)	(0.04)	0.00 ^	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.70	(4.53)	5.71	1.71	1.43	2.31
Total from Investment Operations	0.66	(4.65)	5.59	1.67	1.43	2.30
Distributions:						
Net Investment Income	0.00	0.00	0.00	0.00	0.00	0.00
Realized Gains	(0.01)	(2.43)	(1.03)	(0.94)	(0.77)	(2.00)
Total Distributions	(0.01)	(2.43)	(1.03)	(0.94)	(0.77)	(2.00)
Redemption Fees (a)	0.00	0.00	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Net Asset Value, at End of Period/Year	$ 13.70	$ 13.05	$ 20.13	$ 15.57	$ 14.84	$ 14.18
Total Return **	5.04% #	(26.46)%	36.53%	11.63%	11.24%	17.37%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 113,060	$ 106,126	$ 137,531	$ 101,046	$ 88,513	$ 80,698
Before Waivers						
Ratio of Expenses to Average Net Assets	1.16% †	1.12%	1.15%	1.15%	1.14%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.76)% †	(0.82)%	(0.80)%	(0.42)%	(0.15)%	(0.25)%
After Waivers						
Ratio of Expenses to Average Net Assets	0.99% †	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60)% †	(0.69)%	(0.64)%	(0.26)%	0.00%	(0.09)%
Portfolio Turnover	8.65% #	26.23%	64.12%	34.77%	49.29%	28.83%

(a) The Fund charged a 2.00% redemption fee on shares redeemed within 90 days of purchase. Effective November 1, 2020, the Fund no longer charges a redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ Amount calculated is less than $0.005 per share.

† Annualized

# Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

AZZAD WISE CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022	For the Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 10.45	$ 11.00	$ 10.65	$ 10.57	$ 10.43	$ 10.45
Income From Investment Operations:						
Net Investment Income *	0.09	0.13	0.12	0.17	0.18	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)	(0.50)	0.35	0.08	0.19	(0.04)
Total from Investment Operations	0.08	(0.37)	0.47	0.25	0.37	0.09
Distributions:						
Net Investment Income	(0.09)	(0.15)	(0.10)	(0.17)	(0.19)	(0.11)
Realized Gains	- ^	(0.03)	(0.02)	0.00	(0.04)	0.00
Total Distributions	(0.09)	(0.18)	(0.12)	(0.17)	(0.23)	(0.11)
Redemption Fees (a)	0.00	0.00	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Net Asset Value, at End of Period/Year	$ 10.44	$ 10.45	$ 11.00	$ 10.65	$ 10.57	$ 10.43
Total Return **	0.81% #	(3.46)%	4.39%	2.41%	3.63%	0.90%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 211,457	$ 211,212	$ 195,432	$ 151,034	$ 139,638	$ 110,494
Before Waivers/Recoupment						
Ratio of Expenses to Average Net Assets	0.99% †	0.98%	1.20% +	1.42%	1.43%	1.44%
Ratio of Net Investment Income to Average Net Assets	1.57% †	1.14%	1.01%	1.52%	1.58%	1.05%
After Waivers/Recoupment						
Ratio of Expenses to Average Net Assets	0.89% †	0.89%	1.08% +	1.29%	1.29%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.67% †	1.23%	1.14%	1.64%	1.72%	1.20%
Portfolio Turnover	4.62% #	26.47%	22.06%	50.14%	39.40%	40.14%

(a) The Fund charged a 2.00% redemption fee on shares redeemed within 90 days of purchase. Effective November 1, 2020, the Fund no longer charges a redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ Amount calculated is less than $0.005 per share.

+ As of January 1, 2021, the Adviser reduced its annual management fee to 0.80% of the average daily net assets and reduced its annual fund operating expenses after fee waiver and/or expense reimbursement to 0.89% of the average daily net assets.

† Annualized

# Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022 (UNAUDITED)

Note 1.

Organization

The Azzad Funds (the "Trust") is an open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act"). The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is a registered, diversified fund, and the Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is a registered, diversified fund, (collectively the "Funds"). Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including separately managed (wrap) programs.

Each of Ethical Fund’s and Azzad Wise Fund’s classifications are “diversified” for purposes of the 1940 Act. This means that each Fund, with respect to 75% of its total assets, may not purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result (i) more than 5% of each Fund’s total assets would be invested in securities of that issuer, or (ii) each Fund would hold more than 10% of the outstanding voting securities of that issuer.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of Financial Accounting Standards Board Accounting Standard Codification 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, income, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gain/(loss) on the statement of operations also includes realized gain distributions received from Real Estate Investment Trusts (“REITS”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date.  Sukuk income and income from other investments in the Wise Fund are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken on the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2022, the Funds did not incur any interest or penalties.

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Cash – During the ordinary course of business, the Funds hold cash balances at a major financial institution that are held to meet short-term liquidity requirements, rather than for investment purposes. The cash balances may exceed federally insured limits. The Funds have not experienced losses on these accounts, and management believes the Funds are not exposed to significant risks on such accounts.

Restricted and Illiquid Securities - Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(a)(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities by the Adviser, for purposes of the 15% limitation, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board”), which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

Redemption Fees- As of November 1, 2020, the Board approved the removal of the redemption fees. Prior to November 1, 2020, the Ethical Fund and the Wise Fund each charged a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fees charged as an increase in paid-in capital and such fees became part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Ethical Fund intends to distribute substantially all of its net investment income as dividends to their shareholders on at least an annual basis. Net investment income in Wise Fund, if any, is declared as dividends and paid monthly. The Funds intend to distribute their net realized capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.   Please see Note 8 for additional information on dividends paid.

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably The Adviser’s may utilize its Valuation Committee and third parties to assist the Adviser in its capacity as valuation designee.  available at the time the valuation is made and that the Adviser believes to be reliable.

The Board has approved the Adviser as valuation designee and has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the Adviser to apply those methods in making fair value determinations, subject to Board oversight. The Adviser has established a Valuation Committee to assist with the implementation of these Procedures. The valuation designee has the responsibility of determining the fair value of each of the Fund’s securities or other assets in the absence of readily available market quotations. The valuation designee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The valuation designee reviews its own fair value decisions and reports to the Board on all fair valuation decisions that are made. The Board reviews all valuation decisions made by the valuation designee and evaluates whether the Valuation Committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for

Semi-Annual Report | 25

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized as level 2 investments in the fair value hierarchy.

Sukuks. The Wise Fund invests in Sukuks. Sukuks are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuks grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuks do not earn interest payments.

Sukuks may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds, rating agencies rate Sukuks based on their credit quality and the issuer’s ability to pay investors. Sukuks receive ratings that look exactly like conventional bonds. At December 31, 2022, 66.90% of the Wise Fund’s net assets were invested in Sukuks. These instruments are categorized as level 2 investments in the fair value hierarchy.

Trade Finance Agreements.  Trade finance agreements in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance agreement transactions may include both domestic and international transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties.    A trade finance agreement transaction can involve various structures.  For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance agreements are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance agreements asset class such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance agreements related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance agreements are categorized as level 3 investments in the fair value hierarchy. Trade finance agreements are considered illiquid securities as defined by the 1940 Act. The Wise Fund’s investments in trade finance agreements at December 31, 2022 represented 3.82% of the Wise Fund’s net assets.

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Bank Time Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank time deposits are categorized as level 2 investments in the fair value hierarchy. The Wise Fund’s investments in bank deposits represented 18.46% of its net assets at December 31, 2022.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2022:

Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$106,007,188	$ -	$ -	$106,007,188
	$106,007,188	$ -	$ -	$106,007,188

There were no significant transfers into or out of level 1, level 2, or level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of level 1, level 2, and level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the year ended December 31, 2022.

Wise Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 14,046,090	$ -	$ -	$ 14,046,090
Real Estate Investment Trusts	593,657	-	-	593,657
Sukuks *	-	141,462,910	-	141,462,910
Trade Finance Agreements *	-	-	8,071,618	8,071,618
Bank Time Deposits	-	39,037,455	-	39,037,455
	$ 14,639,747	$180,500,365	$ 8,071,618	$203,211,730

* Industry classifications for these categories are detailed in each Fund’s Schedule of Investments.

There were no significant transfers into or out of level 1, level 2 or level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of level 1, level 2 and level 3 at the end of the reporting period.

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Trade Finance Agreements
Balance as of 6/30/2022	$ 10,007,343
Change in Unrealized Appreciation/(Depreciation)	40,113
Realized Gain/(Loss)	-
Purchases	2,789,016
Sales	(4,764,854)
Transfers In/(Out) of Level 3	-
Balance as of 12/31/2022	$ 8,071,618

The Wise Fund uses a pricing service to provide price evaluations for level 3 Trade Finance Agreements. The values supplied by the pricing service under this agreement are determined by market quotations where such quotations are available, fair value where market quotations are not available. Unless otherwise stated the valuations are marked Mid-Market for each transaction and are derived from proprietary models. The quantitative unobservable inputs used by the pricing service may be based upon a number of factors including, but not limited to, current prices quoted, valuation of underlying assets, market liquidity, the pricing service’s proprietary models and assumptions (which are subject to change without notice) and publicly available information.

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% of the average daily net assets for each of the Ethical Fund and the Wise Fund.

For the six months ended December 31, 2022, the Adviser earned $463,172 and $856,877 in advisory fees for the Ethical Fund and Wise Fund, respectively. At December 31, 2022, the Adviser was owed $54,092 and $121,719 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Adviser has agreed to contractually waive all or a portion of its fees or reimburse each Fund for certain operating expenses, to the extent necessary to limit each Fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 0.89% of the average daily net assets of the Ethical Fund and Wise Fund, respectively until at least December 1, 2023. Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the respective Fund within three years after such reimbursement or waiver

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

occurred, if the Board approves such reimbursement and the Fund is able to make the repayment without exceeding the expense limitations in place at either the time of the waiver or reimbursement occurred or any expense limitation then in effect. For the six months ended December 31, 2022, the Adviser waived fees of $94,205 for the Ethical Fund and $104,121 for the Wise Fund.

The Adviser may be entitled to reimbursement of fees waived or expenses paid by the Adviser from each Fund.  The amount of fees waived or expenses paid may be reimbursed to the Adviser during the following three-year period to the extent that payment of such expenses does not cause a Fund to exceed the expense limitation.  As of June 30, 2022, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $510,447 and $603,515, respectively.  As of June 30, 2022, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable in Fiscal Year Ending	Ethical Fund	Wise Fund
June 30, 2020	June 30, 2023	$ 146,669	$ 189,404
June 30, 2021	June 30, 2024	$ 189,591	$ 221,139
June 30, 2022	June 30, 2025	$ 174,187	$ 192,972

Sub-Advisory Agreement – The Adviser entered into a Sub-Advisory Agreement with Delaware Investments Fund Advisers (“DIFA”) on April 30, 2021, on behalf of the Ethical Fund. Under the Sub-Advisory Agreement between the Adviser and DIFA, DIFA earns an annual sub-advisory fee equal to a flat fee of 0.25% of the Ethical Fund’s average daily net assets. The sub-advisory fee was paid to DIFA by the Adviser, not the Ethical Fund directly, and therefore is included in the advisory fees paid by the Ethical Fund. For the six months ended December 31, 2022, DIFA earned $144,801 in sub-advisory fees for the Ethical Fund.

The Adviser entered into a Sub-Advisory Agreement with Federated Investment Management Company (“Federated”) on March 10, 2014, on behalf of the Wise Fund. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund and therefore is included in the advisory fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the Wise Fund. For the six months ended December 31, 2022, Federated earned $246,424 in sub-advisory fees for the Wise Fund.

The Adviser entered into a Sub Sub-Advisory Agreement with Federated and Federated Hermes (UK) LLP (“Federated Hermes”) on July 26, 2021, on behalf of the Wise Fund. Federated and the Adviser retained Federated Hermes, an affiliate of Federated, to provide assistance in carrying out Federated’s duties as the Wise Fund’s sub-adviser. The Adviser oversees each of Federated and Federated Hermes and will be responsible for the day-to-day portfolio management of the Wise Fund related to the dividend-yielding equity portion of the Wise Fund’s portfolio and for ensuring that the Wise Fund’s holdings and portfolio management complies with its ethical investment restrictions.

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Under the terms of the Sub-Subadvisory Agreement, Federated Hermes’ sub-subadvisory fee is paid by Federated, from the sub-advisory fee that Federated receives, and not directly by the Fund or the Adviser, and therefore does not increase the advisory fees paid by the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund. For the six months ended December 31, 2022, the Adviser earned $4,536 from each Fund for administrative services.  As of December 31, 2022, the Ethical Fund and the Wise Fund each owed the Adviser $764 in administrative fees.

Note 5.

Capital Share Transactions

Each Fund is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the six months ended December 31, 2022 and year ended June 30, 2022:

Ethical Fund	Six Months Ended 12/31/2022		Year Ended 6/30/2022
	Shares	Amount	Shares	Amount
Shares Sold	592,529	$ 8,198,071	2,226,584	$ 40,809,273
Shares issued in reinvestment of distributions	4,544	62,976	936,346	16,957,224
Shares redeemed	(477,054)	(6,590,043)	(1,860,763)	(32,712,018)
Net Increase	120,019	$ 1,671,004	1,302,167	$ 25,054,479

As of December 31, 2022, paid-in-capital totaled $107,250,726.

The following is a summary of capital share activity for the six months ended December 31, 2022 and year ended June 30, 2022:

Wise Fund	Six Months Ended 12/31/2022		Year Ended 6/30/2022
	Shares	Amount	Shares	Amount
Shares Sold	1,868,241	$ 19,560,386	7,310,776	$ 79,604,892
Shares issued in reinvestment of distributions	181,083	1,889,346	252,119	2,724,054
Shares redeemed	(1,996,943)	(20,899,998)	(5,119,209)	(55,306,185)
Net Increase	52,381	$ 549,734	2,443,686	$ 27,022,761

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

As of December 31, 2022, paid-in-capital totaled $213,539,014.

Note 6.

Investment Transactions

For the six months ended December 31, 2022, purchases and sales of investment securities other than short-term investments aggregated $9,345,955 and $11,194,720, respectively, for the Ethical Fund. For the six months ended December 31, 2022, the purchases and sales of investment securities other than short-term investments aggregated $7,057,668 and $11,252,960, respectively, for the Wise Fund.

Note 7. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers.  Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.  As of December 31, 2022, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Arab Emirates	29.58%
Bahrain	13.01%
Malaysia	8.87%
Saudi Arabia	8.30%
Qatar	7.88%
Indonesia	7.00%
United States	6.43%
Kuwait	4.01%
Egypt	3.82%
Oman	3.75%
Supranational	1.59%
Turkey	1.37%
Ireland	0.49%

Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Wise Fund and the Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

information available concerning companies in the U.S. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

The economy of the United Arab Emirates (UAE), in which the Wise Fund makes investments, is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy and the Wise Fund. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Wise Fund. In addition, political instability and protests the Middle East may cause disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Wise Fund.

Concentration Risk: To the extent that either the Ethical Fund or Wise Fund are concentrated in a particular sector or group of sectors, the Fund may be susceptible to loss due to adverse occurrences affecting that sector or group of sectors.

Technology Sector Risk: For the Ethical Fund, investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Note 8.

Tax Matters

As of June 30, 2022, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments	$100,241,047	$204,422,999

Gross tax appreciation of investments	$ 18,645,777	$ 4,439,512
Gross tax depreciation of investments	$(16,702,976)	$ (6,321,244)
Net tax appreciation (depreciation)	$ 1,942,801	$ (1,881,732)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June

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AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

30, 2022 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation (depreciation) on investments	$ 1,942,801	$(1,881,732)
Undistributed ordinary income (loss)	-	5,284
Post-October capital loss deferral	(1,058,863)	-
Post-December net investment loss	(401,681)	-
Undistributed long-term capital gains	63,641	99,466
	$ 545,898	$(1,776,982)

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Ethical Fund incurred and elected to defer $1,460,544 of such late year losses.

The Ethical Fund has recorded a reclassification in the capital accounts. As of June 30, 2022, the Ethical Fund recorded permanent book/tax differences of $536,409 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund.

The Funds paid the following distributions for the six months ended December 31, 2022 and year ended June 30, 2022:

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2022	$ 63,642	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2022	$ 556,924	Ordinary Income
6/30/2022	$16,599,644	Long-Term Capital Gain

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2022	$ 1,811,167	Ordinary Income
12/31/2022	$ 99,469	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2022	$ 2,932,862	Ordinary Income
6/30/2022	$ 523,166	Long-Term Capital Gain

Semi-Annual Report | 34

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Note 9.

Distribution Plan

The Funds maintain that certain Amended and Restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows each Fund to pay distribution expenditures incurred in connection with the sale and promotion of such Fund and the furnishing of services to shareholders of the Fund.  The Plan provides that the Fund may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of Ethical Fund and Wise Fund, respectively.  Under the Plan,  permitted expenditures include: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund’s shares and their shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports for each Fund’s shares for recipients other than existing shareholders; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Shares, either directly or through other persons with which the Trust has entered into agreements related to the Plan.  Because these expenses are paid out of each Fund’s respective assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2022, the Ethical Fund incurred $86,845 in distribution fees and the Wise Fund incurred $53,555 in distribution fees.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act.  As of December 31, 2022, Charles Schwab & Co., Inc. (“Schwab”), in aggregate, owned approximately 57% and 75% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, Schwab may be deemed to control both Funds.

Semi-Annual Report | 35

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Note 11.  Indemnifications

In the normal course of business, each Fund enters into contracts that contain general indemnification to other parties. A Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 12. Market Risk

Overall market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

Note 13. New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 "Reference Rate Reform (Topic 848)".  ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates.  The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022.  Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.

Note 14. Subsequent Events

On January 31, 2023, the Wise Fund paid shareholders of record at January 30, 2023, a net investment income distribution of $371,237, equivalent to $0.018351 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Semi-Annual Report | 36

AZZAD FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ethical Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,050.39	$5.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Wise Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,008.09	$4.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.72	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 37

AZZAD FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2022 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships	Other Directorships Held During Past 5 Years
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 74	Trustee, Indefinite, Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	None
Umbereen R. Ahmed 8220 Crestwood Heights Drive, 1010 Mclean, VA 22102 Age: 48	Trustee, Indefinite, Since 2020	2	Member of the executive sales team at Salesforce (2020 to present). Prior to joining Salesforce, Ms. Ahmed held various sales and executive positions with Microsoft.	None
Damani Ingram, Esq. 8609 Waterside Court, Laurel, MD 20723 Age: 51	Trustee, Indefinite, Since 2020	2	Partner and Managing Attorney of The Ingram Firm, LLC (since 2001 to present), Columbia, MD.	None

Semi-Annual Report | 38

AZZAD FUNDS

TRUSTEES AND OFFICERS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships	Other Directorships Held During Past 5 Years
Bashar Qasem [1] 3141 Fairview Park Drive Suite 355 Falls Church, VA 22042 Age: 58	Chairman, President, Treasurer and Trustee, Indefinite, Since 2001	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)	None
Jamal Elbarmil 3141 Fairview Park Drive Suite 355 Falls Church, VA 22041 Age: 61	Secretary and Controller Since 2001	2	Vice President and Portfolio Manager of Azzad Asset Management, Inc. (since 2001 and 2008 respectively).	N/A
Manal Fouz* 3141 Fairview Park Drive Suite 355 Falls Church, VA 22041 Age: 48	Chief Compliance Officer Since 2007	2	Operations Manager and Compliance Officer for Azzad Asset Management, Inc. (since 2002 and 2007 respectively )	N/A
Abed Awad, Esq.[2] 777 Terrance Avenue Suite 303 Hasbrouck Hts., NJ 07604 Age: 53	Trustee, Indefinite, Since 2013	2	Partner at Awad & Khoury, Attorneys at Law, Hasbrouck Heights, NJ (since August 2010), Principal at Law Offices of Abed Awad, Clifton, NJ (September 1999 – August 2010)	None

*Manal Fouz is the wife of Bashar Qasem.

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

2 Abed Awad is considered “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he became affiliated with the Adviser as of November 2020.

Semi-Annual Report | 39

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2022 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The information on Form N-PORT is available without charge, upon requests, by calling (888) 350-3369.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

Semi-Annual Report | 40

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Semi-Annual Report | 41

BOARD OF TRUSTEES
Syed K. Raheemullah
Bashar Qasem
Abed Awad, Esq.
Umbereen R. Ahmed
Damani Ingram, Esq.

INVESTMENT ADVISER
Azzad Asset Management, Inc.

SUB-ADVISERS
Delaware Investments Fund Advisers
Federated Investment Management Company
Federated Hermes (UK) LLP

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
Mutual Shareholder Services, LLC

CUSTODIAN
Huntington National Bank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company

LEGAL COUNSEL
Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 3, 2023